Quarterly Holdings Report
for

Fidelity® Blue Chip Growth K6 Fund

April 30, 2020

BCFK6-QTLY-0620
1.9884005.102

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 13.9%
Entertainment - 3.8%
Activision Blizzard, Inc.	332,665	$21,200,740
Netflix, Inc. (a)	128,683	54,027,558
Nintendo Co. Ltd.	6,200	2,560,131
Nintendo Co. Ltd. ADR	16,600	853,904
Roku, Inc. Class A (a)	47,015	5,699,628
Sea Ltd. ADR (a)	391,968	21,785,581
Take-Two Interactive Software, Inc. (a)	4,200	508,410
		106,635,952
Interactive Media & Services - 9.9%
Alphabet, Inc.:
Class A (a)	102,804	138,446,147
Class C (a)	2,156	2,907,711
Facebook, Inc. Class A (a)	540,348	110,614,639
Match Group, Inc. (a)(b)	68,862	5,299,620
Snap, Inc. Class A (a)	20,900	368,049
Tencent Holdings Ltd.	344,900	18,131,199
Twitter, Inc. (a)	28,100	805,908
		276,573,273
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	70,619	6,200,348

TOTAL COMMUNICATION SERVICES		389,409,573

CONSUMER DISCRETIONARY - 24.5%
Auto Components - 0.1%
BorgWarner, Inc.	69,800	1,994,186
Lear Corp.	18,300	1,786,995
		3,781,181
Automobiles - 2.9%
General Motors Co.	43,100	960,699
Tesla, Inc. (a)	102,412	80,073,895
		81,034,594
Diversified Consumer Services - 0.1%
Afya Ltd.	42,649	927,189
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	4,400	561,704
		1,488,893
Hotels, Restaurants & Leisure - 2.4%
Aristocrat Leisure Ltd.	35,802	587,145
Boyd Gaming Corp.	196,116	3,273,176
Chipotle Mexican Grill, Inc. (a)	4,318	3,793,579
Churchill Downs, Inc.	42,070	4,216,255
Darden Restaurants, Inc.	56,300	4,154,377
Eldorado Resorts, Inc. (a)	110,050	2,359,472
Evolution Gaming Group AB (c)	29,500	1,350,999
Extended Stay America, Inc. unit	500	5,435
Hilton Worldwide Holdings, Inc.	9,800	741,958
Las Vegas Sands Corp.	11,600	557,032
Marriott International, Inc. Class A	8,600	782,084
MGM Mirage, Inc.	115,800	1,948,914
Penn National Gaming, Inc. (a)	183,787	3,275,084
Planet Fitness, Inc. (a)	130,633	7,881,089
Shake Shack, Inc. Class A (a)(b)	41,308	2,251,699
Starbucks Corp.	276,275	21,198,581
Texas Roadhouse, Inc. Class A	77,100	3,630,639
Vail Resorts, Inc.	22,509	3,849,039
Wingstop, Inc.	14,300	1,676,961
		67,533,518
Household Durables - 0.3%
D.R. Horton, Inc.	22,400	1,057,728
Lennar Corp. Class A	45,500	2,278,185
Mohawk Industries, Inc. (a)	18,200	1,596,504
Sony Corp. sponsored ADR	39,800	2,557,150
Tempur Sealy International, Inc. (a)	34,643	1,862,061
		9,351,628
Internet & Direct Marketing Retail - 11.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	132,938	26,942,544
Amazon.com, Inc. (a)	99,556	246,301,545
Chewy, Inc.	7,000	302,680
Delivery Hero AG (a)(c)	16,600	1,400,715
Farfetch Ltd. Class A (a)	68,200	902,968
Fiverr International Ltd.	14,200	557,066
MercadoLibre, Inc. (a)	13,664	7,973,081
Ocado Group PLC (a)	48,723	984,627
Pinduoduo, Inc. ADR (a)	305,036	14,470,908
The Booking Holdings, Inc. (a)	12,052	17,843,830
The RealReal, Inc.	294,793	3,460,870
Wayfair LLC Class A (a)	55,779	6,918,827
		328,059,661
Leisure Products - 0.0%
American Outdoor Brands Corp. (a)	6,700	63,416
Callaway Golf Co.	45,900	657,288
Peloton Interactive, Inc. Class A (a)	9,000	283,500
Sturm, Ruger & Co., Inc.	2,300	122,360
		1,126,564
Multiline Retail - 0.6%
Dollar General Corp.	17,804	3,121,041
Dollar Tree, Inc. (a)	159,198	12,683,305
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	7,700	522,907
		16,327,253
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	32,500	258,375
Burlington Stores, Inc. (a)	41,232	7,532,674
Carvana Co. Class A (a)(b)	148,223	11,874,145
Dick's Sporting Goods, Inc.	38,300	1,125,637
Five Below, Inc. (a)	60,470	5,451,975
Floor & Decor Holdings, Inc. Class A (a)	171,796	7,284,150
Lowe's Companies, Inc.	292,258	30,614,026
RH (a)(b)	58,599	8,425,364
Ross Stores, Inc.	11,900	1,087,184
The Home Depot, Inc.	115,384	25,364,865
TJX Companies, Inc.	28,100	1,378,305
		100,396,700
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	29,001	6,639,273
Allbirds, Inc. (a)(d)(e)	11,760	96,197
Anta Sports Products Ltd.	29,000	246,965
Canada Goose Holdings, Inc. (a)(b)	24,600	587,452
Carter's, Inc.	7,100	555,220
Crocs, Inc. (a)	155,535	3,771,724
Deckers Outdoor Corp. (a)	25,563	3,802,752
lululemon athletica, Inc. (a)	119,774	26,767,094
LVMH Moet Hennessy Louis Vuitton SE	9,702	3,750,725
Moncler SpA	82,314	3,093,990
NIKE, Inc. Class B	274,003	23,887,582
PVH Corp.	61,392	3,022,328
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	15,800	445,244
VF Corp.	4,800	278,880
		76,945,426

TOTAL CONSUMER DISCRETIONARY		686,045,418

CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.)	4,900	806,981
Monster Beverage Corp. (a)	13,000	803,530
		1,610,511
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	29,141	8,829,723
Kroger Co.	129,000	4,077,690
Performance Food Group Co. (a)	68,167	2,000,701
U.S. Foods Holding Corp. (a)	30,000	645,000
		15,553,114
Food Products - 0.0%
Freshpet, Inc. (a)	5,800	437,378
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	27,891	4,919,972
Herbalife Nutrition Ltd. (a)	48,600	1,815,210
		6,735,182
Tobacco - 0.6%
Altria Group, Inc.	391,607	15,370,575
JUUL Labs, Inc. Class A (a)(d)(e)	23,134	2,721,484
		18,092,059

TOTAL CONSUMER STAPLES		42,428,244

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd.	753,742	14,657,945
Scorpio Tankers, Inc. (b)	29,700	650,133
		15,308,078
FINANCIALS - 1.4%
Banks - 0.4%
Bank of America Corp.	322,739	7,761,873
Citigroup, Inc.	58,400	2,835,904
JPMorgan Chase & Co.	4,100	392,616
Kotak Mahindra Bank Ltd.	72,602	1,304,095
		12,294,488
Capital Markets - 0.3%
BlackRock, Inc. Class A	1,900	953,876
Goldman Sachs Group, Inc.	4,400	807,048
Lazard Ltd. Class A	9,900	272,250
London Stock Exchange Group PLC	16,837	1,581,134
Moody's Corp.	2,200	536,580
Morgan Stanley	27,700	1,092,211
MSCI, Inc.	13,558	4,433,466
		9,676,565
Consumer Finance - 0.3%
Ally Financial, Inc.	149,200	2,445,388
Capital One Financial Corp.	19,100	1,236,916
Discover Financial Services	35,700	1,534,029
LendingTree, Inc. (a)	2,400	598,488
Synchrony Financial	86,400	1,709,856
		7,524,677
Diversified Financial Services - 0.0%
VectoIQ Acquisition Corp. (a)(b)	54,700	724,775
Insurance - 0.3%
American International Group, Inc.	10,300	261,929
eHealth, Inc. (a)(b)	74,377	7,936,026
First American Financial Corp.	6,300	290,556
		8,488,511
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	65,160	1,648,539

TOTAL FINANCIALS		40,357,555

HEALTH CARE - 11.9%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (a)	53,788	2,598,498
Acceleron Pharma, Inc. (a)	34,920	3,161,308
Agios Pharmaceuticals, Inc. (a)	36,192	1,488,939
Aimmune Therapeutics, Inc. (a)(b)	63,136	1,080,888
Allakos, Inc. (a)(b)	6,648	437,172
Alnylam Pharmaceuticals, Inc. (a)	75,034	9,881,978
Arcutis Biotherapeutics, Inc. (a)	35,300	1,049,116
Argenx SE ADR (a)	5,847	856,527
Arrowhead Pharmaceuticals, Inc. (a)	16,700	574,981
Ascendis Pharma A/S sponsored ADR (a)	35,398	4,804,571
Aurinia Pharmaceuticals, Inc. (a)	48,200	830,968
BeiGene Ltd. (a)	49,000	597,608
BeiGene Ltd. ADR (a)	13,055	1,995,196
BioNTech SE ADR (a)	2,300	109,204
Black Diamond Therapeutics, Inc. (a)	15,400	570,416
bluebird bio, Inc. (a)	8,643	465,685
Bridgebio Pharma, Inc. (b)	13,081	399,363
Cibus Corp. Series C (a)(d)(e)(f)	268,210	407,679
Coherus BioSciences, Inc. (a)(b)	47,007	780,316
Crinetics Pharmaceuticals, Inc. (a)	26,731	445,873
FibroGen, Inc. (a)	43,128	1,590,992
Global Blood Therapeutics, Inc. (a)	81,236	6,216,179
Immunomedics, Inc. (a)	18,900	574,182
Intercept Pharmaceuticals, Inc. (a)	25,941	2,125,087
Ionis Pharmaceuticals, Inc. (a)	17,015	944,843
Karuna Therapeutics, Inc. (a)	16,500	1,370,820
Mirati Therapeutics, Inc. (a)	5,300	450,712
Morphic Holding, Inc.	15,348	208,886
Neurocrine Biosciences, Inc. (a)	43,309	4,250,345
Passage Bio, Inc.	17,700	292,935
Principia Biopharma, Inc. (a)	16,444	1,022,488
Regeneron Pharmaceuticals, Inc. (a)	44,200	23,243,896
Revolution Medicines, Inc.	8,041	251,442
Sage Therapeutics, Inc. (a)	44,929	1,751,332
Sarepta Therapeutics, Inc. (a)	49,324	5,814,313
Seattle Genetics, Inc. (a)	10,300	1,413,469
Turning Point Therapeutics, Inc.	50,635	2,608,209
Vertex Pharmaceuticals, Inc. (a)	68,590	17,229,808
Xencor, Inc. (a)	32,717	956,318
Zai Lab Ltd. ADR (a)	42,327	2,654,749
		107,507,291
Health Care Equipment & Supplies - 3.0%
Axonics Modulation Technologies, Inc. (a)(b)	44,728	1,440,689
Becton, Dickinson & Co.	8,300	2,095,999
Boston Scientific Corp. (a)	502,600	18,837,448
DexCom, Inc. (a)	41,405	13,878,956
Insulet Corp. (a)	25,584	5,109,636
Intuitive Surgical, Inc. (a)	52,442	26,791,569
Masimo Corp. (a)	16,500	3,529,515
Nevro Corp. (a)	6,600	776,424
Novocure Ltd. (a)	24,903	1,638,617
Shockwave Medical, Inc. (a)	69,277	2,779,393
Tandem Diabetes Care, Inc. (a)	69,698	5,560,506
		82,438,752
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	30,427	750,634
Alignment Healthcare Partners unit (d)(e)	27,540	415,904
Cigna Corp.	38,600	7,557,108
Guardant Health, Inc. (a)	32,835	2,526,982
Humana, Inc.	26,182	9,996,811
UnitedHealth Group, Inc.	161,020	47,093,519
		68,340,958
Health Care Technology - 0.0%
Phreesia, Inc.	18,700	474,793
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	23,496	1,876,626
IQVIA Holdings, Inc. (a)	12,282	1,751,290
Thermo Fisher Scientific, Inc.	21,968	7,352,250
		10,980,166
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	258,070	13,491,900
Axsome Therapeutics, Inc. (a)(b)	5,900	560,677
Bristol-Myers Squibb Co.	291,611	17,732,865
Eli Lilly & Co.	62,600	9,680,464
Hansoh Pharmaceutical Group Co. Ltd. (c)	200,000	772,255
Horizon Pharma PLC (a)	46,745	1,684,690
Intra-Cellular Therapies, Inc. (a)	41,400	731,538
MyoKardia, Inc. (a)	8,074	507,209
Nektar Therapeutics (a)	88,463	1,698,490
OptiNose, Inc. (a)	67,627	273,213
Roche Holding AG (participation certificate)	9,044	3,131,914
Sanofi SA sponsored ADR	16,400	768,012
Zoetis, Inc. Class A	100,252	12,963,586
		63,996,813

TOTAL HEALTH CARE		333,738,773

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	16,044	6,242,079
Northrop Grumman Corp.	12,290	4,063,934
		10,306,013
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. (a)	21,400	1,428,236
Airlines - 0.2%
Delta Air Lines, Inc.	27,400	709,934
JetBlue Airways Corp. (a)	74,400	724,656
Southwest Airlines Co.	46,000	1,437,500
Spirit Airlines, Inc. (a)	151,314	2,272,736
United Airlines Holdings, Inc. (a)	24,100	712,878
		5,857,704
Building Products - 0.0%
Fortune Brands Home & Security, Inc.	16,900	814,580
Commercial Services & Supplies - 0.2%
Cintas Corp.	7,600	1,685,908
Copart, Inc. (a)	9,500	761,045
HomeServe PLC	139,642	1,961,052
KAR Auction Services, Inc.	41,500	621,670
		5,029,675
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	91,162	2,971,881
Electrical Equipment - 0.1%
Sensata Technologies, Inc. PLC (a)	40,600	1,477,028
Industrial Conglomerates - 0.9%
General Electric Co.	3,536,977	24,051,444
Professional Services - 0.2%
Equifax, Inc.	42,893	5,957,838
Road & Rail - 3.8%
Knight-Swift Transportation Holdings, Inc. Class A	116,638	4,336,601
Lyft, Inc. (a)	1,716,661	56,357,981
Uber Technologies, Inc.	1,543,877	46,733,157
		107,427,739

TOTAL INDUSTRIALS		165,322,138

INFORMATION TECHNOLOGY - 39.1%
Electronic Equipment & Components - 0.5%
Flextronics International Ltd. (a)	159,700	1,558,672
FLIR Systems, Inc.	45,200	1,961,680
II-VI, Inc. (a)(b)	211,800	7,290,156
Jabil, Inc.	155,100	4,411,044
		15,221,552
IT Services - 6.9%
Akamai Technologies, Inc. (a)	62,377	6,094,857
Alliance Data Systems Corp.	48,000	2,403,360
Black Knight, Inc. (a)	36,261	2,558,939
Endava PLC ADR (a)	30,346	1,328,244
Fiserv, Inc. (a)	13,676	1,409,449
MasterCard, Inc. Class A	193,998	53,343,630
MongoDB, Inc. Class A (a)	13,739	2,227,504
PayPal Holdings, Inc. (a)	164,697	20,257,731
Riskified Ltd. (d)(e)	1,306	241,695
Riskified Ltd. warrants (a)(d)(e)	273	0
Shopify, Inc. Class A (a)	23,382	14,828,954
Square, Inc. (a)	50,300	3,276,542
Twilio, Inc. Class A (a)(b)	96,053	10,786,752
Visa, Inc. Class A	408,554	73,016,771
		191,774,428
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)	364,429	19,092,435
Cirrus Logic, Inc. (a)	32,500	2,457,000
Enphase Energy, Inc. (a)	41,700	1,952,811
Inphi Corp. (a)	5,800	559,932
Lam Research Corp.	42,437	10,833,317
Marvell Technology Group Ltd.	2,624,468	70,178,274
Micron Technology, Inc. (a)	570,099	27,302,041
NVIDIA Corp.	325,916	95,258,728
NXP Semiconductors NV	338,890	33,743,277
Qualcomm, Inc.	363,857	28,624,630
SolarEdge Technologies, Inc. (a)(b)	27,600	3,079,884
STMicroelectronics NV (NY Shares) unit (b)	124,900	3,193,693
Synaptics, Inc. (a)	16,900	1,105,091
Universal Display Corp.	25,890	3,886,607
		301,267,720
Software - 13.1%
Adobe, Inc. (a)	129,133	45,666,594
Avalara, Inc. (a)	16,300	1,456,731
Cloudflare, Inc. (a)	30,300	713,868
Coupa Software, Inc. (a)	16,922	2,979,795
Crowdstrike Holdings, Inc.	34,000	2,300,440
Elastic NV (a)	61,752	3,960,773
Fair Isaac Corp. (a)	5,100	1,799,994
HubSpot, Inc. (a)	20,867	3,518,802
Lightspeed POS, Inc. (a)	120,081	2,274,892
Microsoft Corp.	978,716	175,395,694
Palo Alto Networks, Inc. (a)	1,400	275,114
Paycom Software, Inc. (a)	21,841	5,700,938
RingCentral, Inc. (a)	37,784	8,634,778
Salesforce.com, Inc. (a)	502,446	81,371,130
ServiceNow, Inc. (a)	30,578	10,749,390
Snowflake Computing, Inc. Class B (d)(e)	2,136	82,813
The Trade Desk, Inc. (a)	29,325	8,579,909
Workday, Inc. Class A (a)	51,717	7,959,246
Zendesk, Inc. (a)	7,600	584,288
Zoom Video Communications, Inc. Class A	12,600	1,703,142
		365,708,331
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	724,842	212,958,580
Pure Storage, Inc. Class A (a)	41,600	599,040
Western Digital Corp.	128,280	5,911,142
		219,468,762

TOTAL INFORMATION TECHNOLOGY		1,093,440,793

MATERIALS - 0.2%
Chemicals - 0.2%
The Chemours Co. LLC	434,572	5,097,530
Metals & Mining - 0.0%
First Quantum Minerals Ltd.	96,800	591,113
Lundin Mining Corp.	117,400	575,213
		1,166,326

TOTAL MATERIALS		6,263,856

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	274,458	2,036,478
Equinix, Inc.	2,400	1,620,480
Prologis, Inc.	3,000	267,690
		3,924,648
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(b)	117,300	2,478,549

TOTAL REAL ESTATE		6,403,197

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	6,591	1,523,312
TOTAL COMMON STOCKS
(Cost $2,082,942,661)		2,780,240,937

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(d)(e)	3,178,083	508,493
Series D (a)(d)(e)	5,904,173	944,668
Topgolf International, Inc. Series F (a)(d)(e)	9,181	83,914
		1,537,075
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(d)(e)	11,802	231,319
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	4,640	37,955
Series B (a)(d)(e)	815	6,667
Series C (a)(d)(e)	7,790	63,722
Series Seed (a)(d)(e)	2,495	20,409
		128,753

TOTAL CONSUMER DISCRETIONARY		1,897,147

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (d)(e)	7,913	313,750
Roofoods Ltd. Series F (a)(d)(e)	337	111,820
Sweetgreen, Inc.:
Series C (d)(e)	1,240	16,765
Series D (d)(e)	19,947	269,683
Series H (a)(d)(e)	211,642	2,861,400
Series I (d)(e)	47,013	635,616
		4,209,034
Food Products - 0.0%
Agbiome LLC Series C (a)(d)(e)	68,700	435,125
Tobacco - 0.1%
JUUL Labs, Inc. Series E (a)(d)(e)	12,508	1,471,441

TOTAL CONSUMER STAPLES		6,115,600

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (d)(e)	47,507	511,503
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(d)(e)	6,504	106,275
Generation Bio:
Series B (a)(d)(e)	22,400	135,968
Series C (d)(e)	44,000	234,960
Nuvation Bio, Inc. Series A (d)(e)(g)	658,600	508,031
		985,234
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
ContextLogic, Inc. Series G (a)(d)(e)	2,862	378,328
Starry, Inc.:
Series C (a)(d)(e)	158,250	199,395
Series D (a)(d)(e)	296,910	374,107
		951,830
IT Services - 0.0%
Riskified Ltd. Series E (d)(e)	1,300	240,585
Software - 0.1%
ACV Auctions, Inc. Series E (d)(e)	76,518	356,574
Bird Rides, Inc.:
Series C (a)(d)(e)	146,154	1,302,232
Series D (d)(e)	22,200	197,802
Compass, Inc. Series E (a)(d)(e)	1,181	120,285
UiPath, Inc.:
Series A1 (d)(e)	9,939	303,835
Series B1 (d)(e)	495	15,132
Series B2 (d)(e)	2,466	75,386
		2,371,246

TOTAL INFORMATION TECHNOLOGY		3,563,661

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,495,713)		13,073,145

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.16% (h)	12,010,684	12,014,287
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	36,229,101	36,232,724
TOTAL MONEY MARKET FUNDS
(Cost $48,245,810)		48,247,011
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,144,684,184)		2,841,561,093
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(42,885,475)
NET ASSETS - 100%		$2,798,675,618

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,523,969 or 0.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,075,395 or 0.7% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
ACV Auctions, Inc. Series E	11/6/19	$423,160
Agbiome LLC Series C	6/29/18	$435,125
Alignment Healthcare Partners unit	2/28/20	$333,747
Allbirds, Inc.	10/9/18	$128,974
Allbirds, Inc. Series A	10/9/18	$50,888
Allbirds, Inc. Series B	10/9/18	$8,938
Allbirds, Inc. Series C	10/9/18	$85,434
Allbirds, Inc. Series Seed	10/9/18	$27,363
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
Bird Rides, Inc. Series C	12/21/18	$1,716,652
Bird Rides, Inc. Series D	9/30/19	$286,773
Blink Health LLC Series C	11/7/19	$302,087
Cibus Corp. Series C	2/16/18 - 5/10/19	$449,484
Compass, Inc. Series E	11/3/17	$79,692
ContextLogic, Inc. Series G	10/24/17	$385,033
Generation Bio Series B	2/21/18	$204,864
Generation Bio Series C	1/9/20	$246,022
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$342,963
Neutron Holdings, Inc. Series C	7/3/18	$581,081
Neutron Holdings, Inc. Series D	1/25/19	$1,431,762
Nuvation Bio, Inc. Series A	6/17/19	$508,030
Riskified Ltd.	12/20/19 - 4/15/20	$295,211
Riskified Ltd. Series E	10/28/19	$309,218
Riskified Ltd. warrants	10/28/19	$0
Roofoods Ltd. Series F	9/12/17	$119,153
Snowflake Computing, Inc. Class B	3/19/20	$82,848
Sonder Holdings, Inc. Series D	12/20/19	$498,633
Starry, Inc. Series C	12/8/17	$145,907
Starry, Inc. Series D	3/6/19	$424,581
Sweetgreen, Inc. Series C	9/13/19	$21,204
Sweetgreen, Inc. Series D	9/13/19	$341,094
Sweetgreen, Inc. Series H	11/9/18	$2,759,812
Sweetgreen, Inc. Series I	9/13/19	$803,922
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005
UiPath, Inc. Series A1	6/14/19	$391,117
UiPath, Inc. Series B1	6/14/19	$19,479
UiPath, Inc. Series B2	6/14/19	$97,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$477,908
Fidelity Securities Lending Cash Central Fund	674,747
Total	$1,152,655

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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